Commitments And Contingencies (Schedule Of Annual Minimum Future Lease Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 1,153
2017	1,035
2018	426
2019	121
2020	124
2021	42
Total operating leases	$ 2,901